Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Abstract]
Schedule of Class A Common Stock Reflected in the Consolidated Condensed Balance Sheet	At September 30, 2023 and December 31, 2022, the Class A common stock reflected in the consolidated condensed balance sheets is reconciled in the following table:
Gross proceeds	$287,500,000
Less:
Proceeds allocated to Public Warrants	(9,195,833)
Class A common stock issuance costs	(15,827,645)
Plus:
Accretion of carrying value to redemption value	27,881,248
Class A common stock subject to possible redemption, December 31, 2022	290,357,770
Less:
Redemption	(270,769,687)
Plus:
Accretion of carrying value to redemption value	2,676,634
Class A common stock subject to possible redemption, September 30, 2023 (unaudited)	$22,264,717
At December 31, 2022 and 2021, the Class A common stock reflected in the balance sheets is reconciled in the following table:
Gross proceeds	$287,500,000
Less:
Proceeds allocated to Public Warrants	(9,195,833)
Class A common stock issuance costs	(15,827,645)
Plus:
Accretion of carrying value to redemption value	25,023,478
Class A common stock subject to possible redemption, December 31, 2021	287,500,000
Plus:
Accretion of carrying value to redemption value	2,857,770
Class A common stock subject to possible redemption, December 31, 2022	$290,357,770

Schedule of Basic and Diluted Net (Loss) Income Per Common Share	The following table reflects the calculation of basic and diluted net (loss) income per common share (in dollars, except per share amounts):
	For the Three Months Ended September 30,					For the Nine Months Ended September 30,
	2023			2022		2023			2022
	Class A	Class A	Class B	Class A	Class B	Class A	Class A	Class B	Class A	Class B
	Redeemable	Non-Redeemable				Redeemable	Non-Redeemable
Basic and diluted net (loss) income per common share
Numerator:
Allocation of net (loss) income,	$(199,386)	$(668,975)	$(13,289)	$1,186,353	$296,588	$52,072	$156,261	$48,975	$5,996,113	$1,499,028
Denominator:
Basic and diluted weighted average shares outstanding	2,100,481	7,047,500	140,000	28,750,000	7,187,500	2,100,481	6,303,233	1,975,557	28,750,000	7,187,500

Basic and diluted net (loss) income per common share	$(0.09)	$(0.09)	$(0.09)	$0.04	$0.04	$0.02	$0.02	$0.02	$0.21	$0.21
The following table reflects the calculation of basic and diluted net income per common share (in dollars, except per share amounts):
	For the Years Ended December 31,
	2022		2021
	Class A	Class B	Class A	Class B
Basic net income per common share
Numerator:
Allocation of net income	$7,877,369	$1,969,342	$4,023,674	$1,245,052
Denominator:
Basic weighted average shares outstanding	28,750,000	7,187,500	22,191,781	6,866,438

Basic net income per common share	$0.27	$0.27	$0.18	$0.18
	For the Years Ended December 31,
	2022		2021
	Class A	Class B	Class A	Class B
Diluted net income per common share
Numerator:
Allocation of net income	$7,877,369	$1,969,342	$3,979,935	$1,289,026
Denominator:
Diluted weighted average shares outstanding	28,750,000	7,187,500	22,191,781	7,187,500

Diluted net income per common share	$0.27	$0.27	$0.18	$0.18